Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income taxes [Abstract]
Schedule of Income before Income Tax Expenses
	Year ended December 31,
	2014	2015	2016
	US$	US$	US$
PRC	112,781,760	154,833,605	211,620,233
Non PRC	(33,727,777)	(35,840,702)	(45,909,678)

Total	79,053,983	118,992,903	165,710,555

Schedule of Income Tax Expense
	Year ended December 31,
	2014	2015	2016
	US$	US$	US$
Current:
CIT tax expense	20,791,855	48,523,618	70,285,607
Land Appreciation Tax (“LAT”) expense	(3,771,248)	23,223,407	33,254,340
Deferred tax expense/(benefit)	13,537,011	(19,235,707)	(17,292,072)

Income tax expense	30,557,618	52,511,318	86,247,875

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2014	2015	2016
	US$	US$	US$
CIT at rate of 25%	19,763,496	29,748,226	41,427,639
Tax effect of non-deductible expenses	6,535,308	2,028,153	7,425,406
Unrecognized tax benefits	(8,628,537)	(6,354,200)	(1,949,726)
LAT expense	(3,771,248)	23,223,407	33,254,340
CIT benefit of LAT	942,812	(5,805,852)	(8,313,585)
Changes in valuation allowance	-	4,274,501	(1,161,335)
International rate difference	10,681,232	6,075,360	17,814,114
Income tax on undistributed earnings of PRC subsidiaries	440,464	3,675,156	-
Adjustment of estimated income tax accruals	3,953,417	(4,412,050)	(1,979,380)
Others	640,674	58,617	(269,598)

Actual income tax expense	30,557,618	52,511,318	86,247,875

Reconciliation of Unrecognized Tax Benefits
	2014	2015	2016
	US$	US$	US$
Balance at January 1	16,313,513	14,005,004	17,842,283
Additions for tax positions of current year	6,400,006	11,592,738	5,549,004
Movement in current year due to foreign exchange rate fluctuation	(79,978)	(313,640)	(68,926)
Reductions for tax positions of prior years	(4,125,703)	(3,669,272)	(880,647)
Lapse of statute of limitations	(4,502,834)	(3,772,547)	(1,949,726)

Balance at December 31	14,005,004	17,842,283	20,491,988

Schedule of Deferred Tax Asset/Liability
	December 31, 2015	December 31, 2016
	US$	US$
Current deferred tax assets:
Tax loss carried forward	9,858,503	4,098,537
Accruals and provisions	6,269,775	15,756,338
Deemed interest income	14,868,874	-
Unrealized profit at consolidation	2,946,297	4,667,343
Allowance for deferred tax assets	(4,274,501)	(2,913,798)

Total current deferred tax assets	29,668,948	21,608,420

Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(38,623,934)	(57,670,568)
Real estate properties accelerated cost deduction	(1,282,034)	(794,822)
Taxable temporary differences arising from business combinations and assets acquisition	(47,409,723)	(42,703,964)
Others	(45,532)	(45,533)

Total current deferred tax liabilities	(87,361,223)	(101,214,887)

Net current deferred tax liabilities	(57,692,275)	(79,606,467)

	December 31, 2015	December 31, 2016
	US$	US$
Long-term deferred tax assets:
Tax loss carried forward	5,553,093	20,064,937
Revenue recognition of real estate lease income on a straight-line basis	8,955,776	9,132,603
Deemed interest income	-	20,417,879
Others	979,688	74,109

Total long-term deferred tax assets	15,488,557	49,689,528

Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	(13,500,239)	(13,500,239)

Total long-term deferred tax liabilities	(13,500,239)	(13,500,239)

Net long-term deferred tax assets	1,988,318	36,189,289